Financial risk management - Sensitivity analysis for fair value measurements in Level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	₩ 111,039	₩ 127,784
Unfavorable Changes - Financial Assets	(92,413)	(97,419)
Financial liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	21,574	45,202
Unfavorable Changes - Financial Liabilities	(22,302)	(42,294)
Effects on profit or loss for the period | Financial asset at FVTPL
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	35,062	38,489
Unfavorable Changes - Financial Assets	(34,827)	(33,351)
Effects on profit or loss for the period | Derivative assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	15,446	14,813
Unfavorable Changes - Financial Assets	(14,723)	(14,777)
Effects on profit or loss for the period | Financial liabilities designated at FVTPL
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	14,685	19,782
Unfavorable Changes - Financial Liabilities	(14,764)	(20,339)
Effects on profit or loss for the period | Derivative liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	6,889	25,420
Unfavorable Changes - Financial Liabilities	(7,538)	(21,955)
Securities at fair value through other comprehensive income | Financial assets at FVOCI
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	60,531	74,482
Unfavorable Changes - Financial Assets	₩ (42,863)	₩ (49,291)